TAXATION - Tax Reconciliation (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
TAXATION
Income before income tax	$ 1,366,121	$ 1,902,687	$ 2,229,064	$ 2,612,670
Tax expenses at Hong Kong profit tax rate of 16.5%	225,245	313,943	367,631	431,091
Changes of valuation allowance	1,300	51,486	(31,771)	91,776
Tax effect of permanence differences	20,365	5,948	36,881	9,908
Effect of income tax jurisdictions other than Hong Kong	921	(6,282)	27,665	(14,548)
Super deduction of research and development expenses	(31,895)	(21,597)	(61,940)	(37,407)
Final settlement differences	(2,418)		(3,614)
Income not subject to tax	(70,320)	(137,001)	(87,280)	(179,552)
Income tax expenses	$ 143,198	$ 206,497	$ 247,572	$ 301,268
Hong Kong
TAXATION
Hong Kong profit tax rate (as a percent)			16.50%	16.50%	16.50%